Related party transactions - Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Charter hire expense charged by related party			$ 2,808
Corporate service fees charged by related parties	$ 6,887	$ 6,615	6,865
Ship management fees charged by related parties	$ 808	$ 1,272	1,258
Corporate service fees charged to related parties			$ 242